Common shares - Securities repurchase programs (Details) - USD ($)	1 Months Ended				3 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2022	Aug. 31, 2022	Jul. 31, 2022	May 31, 2022	Sep. 30, 2020	Oct. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Mar. 31, 2021	Jul. 31, 2018	May 31, 2018	May 31, 2015
Disclosure of classes of share capital [line items]
Purchase of treasury shares							$ 161,373,000		$ 13,115,000
Average price per note			$ 1,145	$ 1,158.94
Repurchase / repayment of convertible notes							$ (83,968,000)	$ 0	$ (46,737,000)
Common shares held in treasury	11,429,197						11,429,197	7,519,324
Entei, Inc. | Other related parties
Disclosure of classes of share capital [line items]
Shares repurchased (in shares)		1,293,661
Shares repurchased, average purchase price (in dollars per share)		$ 38.65
Convertible Notes Due 2022
Disclosure of classes of share capital [line items]
Aggregate principal amount notes issued					$ 52,300,000					$ 19,400,000	$ 62,100,000	$ 15,000,000	$ 188,500,000
Average price per note					894.12
Repurchase / repayment of convertible notes					46,700,000
Gain (loss) on repurchase of convertible notes					1,000,000
Convertible Notes Due 2025
Disclosure of classes of share capital [line items]
Aggregate principal amount notes issued										$ 19,400,000	$ 62,100,000
Repurchase / repayment of convertible notes			1,700,000	12,600,000
Gain (loss) on repurchase of convertible notes							$ 500,000
Common stock and Preference shares
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares)	175,000,000						175,000,000
Common stock
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares)	150,000,000						150,000,000	150,000,000
Par value per share (in dollars per share)	$ 0.01						$ 0.01	$ 0.01
Number of shares outstanding (in shares)	61,262,838						61,262,838	58,369,516
Preference shares
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares)	25,000,000						25,000,000
Par value per share (in dollars per share)	$ 0.01						$ 0.01
2015 Securities Repurchase Program | Common stock
Disclosure of classes of share capital [line items]
Authorized amount of share repurchase														$ 250,000,000
Entity's shares acquired (in shares)									1,170,000
Common stock, par value (in dollars per share)									$ 11.18
Purchase of treasury shares									$ 13,100,000
2020 Securities Repurchase Program | Entei, Inc. | Other related parties
Disclosure of classes of share capital [line items]
Shares repurchased (in shares)		1,293,661
Shares repurchased, average purchase price (in dollars per share)		$ 38.65
2020 Securities Repurchase Program | Convertible Notes Due 2025
Disclosure of classes of share capital [line items]
Notional amount repurchased			1,500,000	10,800,000
Repayments of bonds, notes and debentures			$ 1,700,000	$ 12,600,000
2020 Securities Repurchase Program | Common stock
Disclosure of classes of share capital [line items]
Authorized amount of share repurchase					$ 250,000,000
Common stock, par value (in dollars per share)						$ 38.66
Shares repurchased (in shares)						3,120,341
Shares repurchased on the open market (in shares)						1,826,680
Average share price purchased on the open market (dollars per share)						$ 38.66
2022 Securities Repurchase Program | Common stock
Disclosure of classes of share capital [line items]
Authorized amount of share repurchase						$ 250,000,000
Entity's shares acquired (in shares)	789,532
Common stock, par value (in dollars per share)	$ 51.61
Stock buyback program, remaining authorized amount	$ 209,300,000						$ 209,300,000